Employee share schemes - Additional Information (Detail) £ / shares in Units, £ in Millions	12 Months Ended				24 Months Ended
	Dec. 31, 2023 GBP (£) shares £ / shares	Dec. 31, 2023 shares £ / shares $ / shares	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 shares performanceMeasure £ / shares	Dec. 31, 2021 performanceMeasure
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share-based incentive plans | £	£ 321		£ 314	£ 345
Number of performance measures | performanceMeasure					5	4
Weighted average fair value of awards (in dollars per share) | $ / shares		$ 29.96
Employee share ownership plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share capital issued (in shares)	58,817,197	58,817,197			58,817,197
ESOP, held for future exercise
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share capital issued (in shares)	58,493,518	58,493,518			58,493,518
Executive Supplemental Savings Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share capital issued (in shares)	323,679	323,679			323,679
Savings-related share option schemes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted at percentage below market price	20.00%
Weighted average fair value of options granted (in shares) | £ / shares	£ 4.08	$ 4.08			£ 4.08
Number of options granted (in shares)	1,900,000
Number share options were not exercisable (in shares)	4,200,000	4,200,000			4,200,000
Share value plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	3 years
Cost of share-based incentive plans | £	£ 244		£ 243	£ 258
Expected future dividend yield percentage share granted	3.80%		3.20%	3.80%
Share value plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	3 years
Share value plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	2 years 6 months
Performance share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share-based incentive plans | £	£ 58		£ 55	£ 51
Share plan performance assessment period					3 years	3 years
Number of shares, awards granted (in shares)	4,300,000
Weighted average fair value of options granted (in shares) | £ / shares	£ 12.40	$ 12.40			£ 12.40
Number of outstanding awards (in shares)	13,300,000	13,300,000			13,300,000
Performance share plan | American depositary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, awards granted (in shares)	1,000,000.0
Number of outstanding awards (in shares)	2,700,000	2,700,000			2,700,000
Free cash flow
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan						30.00%
TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan					30.00%	30.00%
R&D new product performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan						20.00%
Pipeline progress
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan					20.00%	20.00%
Profit measure
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan					20.00%
Sale measure
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan					20.00%
ESG environment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance share plan					10.00%